Stockholders' Deficiency (Details) (USD $)	6 Months Ended		9 Months Ended	12 Months Ended																201 Months Ended	207 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jul. 31, 1996	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010	Jul. 31, 2009	Jul. 31, 2008	Jul. 31, 2007	Jul. 31, 2006	Jul. 31, 2005	Jul. 31, 2004	Jul. 31, 2003	Jul. 31, 2002	Jul. 31, 2001	Jul. 31, 2000	Jul. 31, 1999	Jul. 31, 1998	Jul. 31, 1997	Jul. 31, 2012	Jan. 31, 2013
Issuance of common stock in connection with conversion of convertible securities					$ 347,760		$ 1,621,703		$ 287,153	$ 25,335,512	$ 1,480,244
Issuance of common stock for cash warrant exercises (in shares)	24,155,457
Issuance of common stock for cashless warrant exercises	2,362,616
Issuance of common stock for cashless warrant exercises (in shares)	29,184,675
Exercise of stock options for cash	86			31,300	577		56,000	391,790	301,932	3,241,756		126,640	111,300	27,500	745,000
Issuance of common stock for stock option exercises (in shares)	85,701			(1,299,994)	(576,752)	0
Common stock issued as employee compensation	0	11,783		130,544	100,999	101,002														4,011,938	4,011,938
Issuance of common stock for cash			2,393,316													15,000	7,799,039	2,933,133	2,920,593
Common Stock [Member]
Issuance of common stock in connection with conversion of convertible securities	58,038
Issuance of common stock in connection with conversion of convertible securities (in shares)	58,037,496
Issuance of common stock as make whole payments on convertible preferred stock	19,972
Issuance of common stock as make whole payments on convertible preferred stock (in shares)	19,972,102
Issuance of common stock for services	2,457
Issuance of common stock for services (in shares)	2,457,022
Issuance of common stock for cash warrant exercises	24,155
Issuance of common stock for cash warrant exercises (in shares)	24,155,457
Issuance of common stock for cashless warrant exercises	29,185
Issuance of common stock for cashless warrant exercises (in shares)	29,184,675
Exercise of stock options for cash	86
Issuance of common stock for stock option exercises (in shares)	85,701
Common stock issued as employee compensation	0
Issuance of common stock for cash	133,893
Issuance of common stock for cash (in shares)	133,892,453
Additional Paid-In Capital [Member]
Issuance of common stock in connection with conversion of convertible securities	(58,038)
Issuance of common stock as make whole payments on convertible preferred stock	584,828
Issuance of common stock for services	182,885
Issuance of common stock for cash warrant exercises	700,508
Issuance of common stock for cashless warrant exercises	2,333,431
Exercise of stock options for cash	0
Common stock issued as employee compensation	19,697
Issuance of common stock for cash (in shares)	3,763,312
Change To Stockholder Equity [Member]
Issuance of common stock in connection with conversion of convertible securities	0
Issuance of common stock as make whole payments on convertible preferred stock	604,800
Issuance of common stock for services	185,342
Issuance of common stock for cash warrant exercises	724,664
Issuance of common stock for cashless warrant exercises	2,362,616
Exercise of stock options for cash	86
Common stock issued as employee compensation	$ 19,697
Issuance of common stock for cash (in shares)	3,897,205